UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Kolatch
Title:    Managing Member
Phone:    (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch           Englewood Cliffs, NJ          August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $56,681
                                      (thousands)


List of Other Included Managers:

NONE


                                                       FORM 13F INFORMATION TABLE
                                                    Redwood Capital Management, LLC
                                                             June 30, 2008



COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                 --------        -----       --------  -------   --- ----  ----------  --------  ----     ------  ----
AETNA INC NEW                  COM             00817Y108   1,216        30,000 SH        SOLE        NONE         30,000
AMERICAN INTL GROUP INC        COM             026874107   1,323        50,000 SH        SOLE        NONE         50,000
ANADARKO PETE CORP             COM             032511107   1,871        25,000 SH        SOLE        NONE         25,000
BANK OF AMERICA CORPORATION    COM             060505104   1,695        71,009 SH        SOLE        NONE         71,009
BURLINGTON NORTHN SANTA FE C   COM             12189T104   1,644        16,462 SH        SOLE        NONE         16,462
CIGNA CORP                     COM             125509109   3,539       100,000 SH        SOLE        NONE        100,000
COMCAST CORP NEW               CL A            20030N101   2,371       125,000 SH        SOLE        NONE        125,000
CONOCOPHILLIPS                 COM             20825C104   2,988        31,660 SH        SOLE        NONE         31,660
COUNTRYWIDE FINANCIAL CORP     DBCV 4/1        222372AN4   7,228     7,500,000 SH        SOLE        NONE      7,500,000
DANA HOLDING CORP              COM             235825205   2,076       388,034 SH        SOLE        NONE        388,034
DOMTAR CORP                    COM             257559104   3,242       594,850 SH        SOLE        NONE        594,850
E M C CORP MASS                COM             268648102   2,204       150,000 SH        SOLE        NONE        150,000
EDISON INTL                    COM             281020107   2,569        50,000 SH        SOLE        NONE         50,000
IPCS INC                       COM NEW         44980Y305   2,544        85,850 SH        SOLE        NONE         85,850
INTERTAPE POLYMER GROUP INC    COM             460919103   1,614       492,000 SH        SOLE        NONE        492,000
KEY ENERGY SVCS INC            COM             492914106   8,254       425,000 SH        SOLE        NONE        425,000
NORTEL INVERSORA S A           SPON ADR PFD B  656567401   5,772       450,235 SH        SOLE        NONE        450,235
TEMPUR PEDIC INTL INC          COM             88023U101   1,562       200,000 SH        SOLE        NONE        200,000
WELLPOINT INC                  COM             94973V107     953        20,000 SH        SOLE        NONE         20,000
WILLIAMS COS INC DEL           COM             969457100   2,016        50,000 SH        SOLE        NONE         50,000




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